OTHER ASSETS AND OTHER LIABILITIES, Cash Flow Hedges are Expected to Occur and Affect Statement of Income, Net of Deferred Income Tax (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Income [Abstract]
Cash inflows (assets)	S/ 1,902,790	S/ 1,265,628
Cash outflows (liabilities)	(1,902,988)	(1,301,899)
Consolidated statement of income	(16,707)	245
Up to 1 Year [Member]
Consolidated Statement of Income [Abstract]
Cash inflows (assets)	160,643	250,835
Cash outflows (liabilities)	(153,240)	(294,548)
Consolidated statement of income	485	397
From 1 to 3 Years [Member]
Consolidated Statement of Income [Abstract]
Cash inflows (assets)	1,742,147	938,513
Cash outflows (liabilities)	(1,749,748)	(934,119)
Consolidated statement of income	(17,192)	(7,222)
From 3 to 5 Years [Member]
Consolidated Statement of Income [Abstract]
Cash inflows (assets)	0	76,280
Cash outflows (liabilities)	0	(73,232)
Consolidated statement of income	0	7,070
Over 5 Years [Member]
Consolidated Statement of Income [Abstract]
Cash inflows (assets)	0	0
Cash outflows (liabilities)	0	0
Consolidated statement of income	S/ 0	S/ 0